SUPPLEMENT DATED MAY 30, 2018

TO THE PROSPECTUS DATED AUGUST 1, 2017

FOR PACIFIC FUNDS CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

ADVISOR CLASS and INVESTOR CLASS SHARES

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated August 1, 2017, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes described in this supplement are currently in effect, unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Pacific Funds Portfolio Optimization Conservative and Pacific Funds Portfolio Optimization Moderate-Conservative — The following risk is added alphabetically to the Principal Risks from Holdings in Underlying Funds subsection for both Funds:

•                  Sector Risk: An Underlying Fund may be invested more heavily from time to time in a particular sector (which is broader than an industry classification) based on investment opportunities or market conditions. If an Underlying Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events.

In addition, the following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection for both Funds:

•                  Floating Rate Loan Risk

Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth and Pacific Funds Portfolio Optimization Aggressive-Growth — The following risk is added alphabetically to the Principal Risks from Holdings in Underlying Funds subsection for these three Funds:

•                  Forward Commitments Risk: Forward commitments are derivative contracts that obligate a purchaser to purchase, and a seller to sell, a specific amount of an asset (e.g., a currency or security) at a specified future date and price. Because these instruments are privately negotiated, they are subject to the risk of default by, or bankruptcy of, a counterparty, which could result in adverse market impact, expenses or delays in connection with the purchase or sale of the asset underlying the forward contract. The Underlying Fund may also miss the opportunity of obtaining a price or yield considered to be advantageous. In addition to derivatives risk, the Underlying Fund’s ability to close out of a forward position is dependent on the liquidity of the secondary forward market. There is also a risk of imperfect correlation between the change in market value of the underlying asset and the price of the forward contract, as well as losses caused by unanticipated market movements, which are potentially unlimited.

Pacific Funds Portfolio Optimization Growth — The following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection:

•                  Convertible Securities Risk

Pacific Funds Short Duration Income — In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table is deleted and replaced with the following:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
David Weismiller, CFA, Managing Director and Lead Portfolio Manager	Since Inception
Michael Marzouk, CFA, Managing Director and Portfolio Manager	Since Inception
Ying Qiu, CFA, Managing Director and Portfolio Manager	Since 2018

Pacific Funds Diversified Alternatives — The following risk is added to the Principal Risks from Holdings in Underlying Funds subsection:

•                  Frontier Markets Risk: Frontier markets are those markets considered by the Fund to be among the smallest and least mature investment markets. Investments in frontier markets generally are less liquid and subject to greater price volatility than investments in emerging markets. This is due to, among other things, smaller economies, less developed capital markets, more market volatility, lower trading volume, greater political or economic instability, less robust regulatory agencies, and more governmental limitations on foreign investments such as trade barriers than typically found in emerging or developed markets.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

Pacific Funds Portfolio Optimization Conservative and Pacific Funds Portfolio Optimization Moderate-Conservative — The following risk is added alphabetically to the Principal Risks from Holdings in Underlying Funds subsection for both Funds:

•                  Sector Risk

In addition, the following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection for both Funds:

•                  Floating Rate Loan Risk

Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth and Pacific Funds Portfolio Optimization Aggressive-Growth — The following risk is added alphabetically to the Principal Risks from Holdings in Underlying Funds subsection:

•                  Forward Commitments Risk

Pacific Funds Portfolio Optimization Growth — The following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection:

•                  Convertible Securities Risk

Pacific Funds Diversified Alternatives — The following risk is added alphabetically to the Principal Risks from Holdings in Underlying Funds subsection:

•                  Frontier Markets Risk

Additional Risk Information — The following new risk is added alphabetically to the Additional Risk Information subsection:

•                  Frontier Markets Risk: Frontier markets are those markets considered by the Fund to be among the smallest and least mature investment markets. Investments in frontier markets generally are less liquid and subject to greater price volatility than investments in emerging markets. This is due to, among other things, smaller economies, less developed capital markets, more market volatility, lower trading volume, greater political or economic instability, less robust regulatory agencies, and more governmental limitations on foreign investments such as trade barriers than typically found in emerging or developed markets.

Disclosure Changes to the Overview of the Share Classes section

In the Share Class Eligibility — “Class A and Class C Shares” subsection, the first sentence is replaced with the following:

Class A and Class C shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans, as well as to PLFA and certain of its affiliates.

In the Share Class Eligibility — “Class I Shares” subsection, the first sentence is replaced with the following:

Class I shares are available to certain institutional investors and directly to certain individual investors as set forth below, as well as to PLFA and certain of its affiliates:

In the Share Class Eligibility — “Class R Shares” subsection, the first sentence is replaced with the following:

Class R shares are generally only available to certain employer-sponsored retirement, savings or benefit plans held in plan level or omnibus accounts, as well as to PLFA and certain of its affiliates.

Disclosure Changes to the Other Fund Information section

Effective June 1, 2018, the second bullet within the Dividends and Distributions subsection will be deleted and replaced with the following two bullets:

•                  PF Fixed Income Funds (except Pacific Funds Floating Rate Income) — dividends, if any, are generally declared and paid monthly.

•                  Pacific Funds Floating Rate Income — dividends, if any, are generally declared daily and paid monthly.

Disclosure Changes to the Document Delivery section

In the Unclaimed Property subsection, the following is added after the first paragraph as a new paragraph:

If you are a resident of the state of Texas, you have the right to designate a representative for the purposes of receiving notices if your account has been determined to be abandoned.  Please contact the Trust or its transfer agent if you wish to complete a Texas designation of representation form.

Disclosure Changes to the About Management section

In the table for Pacific Asset Management, the following is added to the subsection for Pacific Funds Short Duration Income.

Ying Qiu, CFA

Managing director and portfolio manager of Pacific Asset Management since 2016. Ms. Qiu is a co-portfolio manager on various investment grade portfolios and has credit research responsibilities focusing on asset-backed securities (“ABS”) and airlines sectors. Prior to joining Pacific Asset Management, Ms. Qiu was a senior vice president, portfolio manager and trader for both investment grade corporate and ABS with PIMCO since 2008. Ms. Qiu began her investment career in 1997 and has a BA from Renmin University of China and an MBA from the Emory University.

Disclosure Changes to the Appendix

Effective July 1, 2018, the last sentence of the first paragraph will be deleted and replaced with the following:

Merrill Lynch and Morgan Stanley Wealth Management have different policies and procedures regarding the availability of sales charge waivers and reductions, which are set forth below.

Also effective July 1, 2018, the following new section will be added after the section titled Class A and Class C Share Sales Charge Waivers and Reductions Available Through Merrill Lynch:

Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s prospectus or Statement of Additional Information.  Additional details regarding these waivers are available from Morgan Stanley Wealth Management.

FRONT-END SALES CHARGE WAIVERS ON CLASS A SHARES AVAILABLE AT MORGAN STALEY WEALTH MANAGEMENT

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

Shares purchased through a Morgan Stanley self-directed brokerage account

Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Form No.   PFSUP0518

SUPPLEMENT DATED MAY 30, 2018

TO THE PROSPECTUS DATED AUGUST 1, 2017

FOR PACIFIC FUNDS CLASS P SHARES

This supplement revises the Pacific Funds Class P shares prospectus dated August 1, 2017, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes described in this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PF Managed Bond Fund — In the Principal Investment Strategies subsection, the first sentence of the eleventh paragraph is deleted and replaced with the following:

Generally, Western Asset expects the weighted average duration for its portion of the Fund to be within a range of 30% of the duration of the domestic bond market as a whole (as measured by the Fund’s broad-based market index.

In addition, in the Management subsection, the table for Western Asset Management Company is deleted and replaced with the following:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
S. Kenneth Leech, Chief Investment Officer	Since 2014
Mark S. Lindbloom, Portfolio Manager	Since 2014
John L. Bellows, CFA, Portfolio Manager	Since 2018
Frederick R. Marki, CFA, Portfolio Manager	Since 2018
Julien A. Scholnick, CFA, Portfolio Manager	Since 2018

PF Emerging Markets Debt Fund —  In the Principal Investment Strategies subsection, the following sentence is added to the end of the third paragraph:

The Fund may also invest in frontier markets.

In addition, the following risk is added alphabetically to the Principal Risks subsection:

•                  Frontier Markets Risk: Frontier markets are those markets considered by the Fund to be among the smallest and least mature investment markets. Investments in frontier markets generally are less liquid and subject to greater price volatility than investments in emerging markets. This is due to, among other things, smaller economies, less developed capital markets, more market volatility, lower trading volume, greater political or economic instability, less robust regulatory agencies, and more governmental limitations on foreign investments such as trade barriers than typically found in emerging or developed markets.

PF Comstock Fund — In the Principal Investment Strategies subsection, the second paragraph is deleted and replaced with the following:

The Fund may invest up to 25% of its assets in securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).

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In addition, the following risk is deleted from the Principal Risks subsection:

•                  Emerging Markets Risk

PF Developing Growth Fund (formerly named PF Small-Cap Growth Fund) — In the Management subsection, information regarding Arthur K. Weise, CFA is deleted.

PF Equity Long/Short Fund — In the Management subsection, information regarding Hoon Kim, CFA is deleted.

PF Global Absolute Return Fund — In the Principal Investment Strategies subsection, the following sentence is added to the end of the first paragraph:

The Fund may also invest in frontier markets.

In addition, the following risk is added alphabetically in the Principal Risks subsection:

•                  Frontier Markets Risk: Frontier markets are those markets considered by the Fund to be among the smallest and least mature investment markets. Investments in frontier markets generally are less liquid and subject to greater price volatility than investments in emerging markets. This is due to, among other things, smaller economies, less developed capital markets, more market volatility, lower trading volume, greater political or economic instability, less robust regulatory agencies, and more governmental limitations on foreign investments such as trade barriers than typically found in emerging or developed markets.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

PF Managed Bond Fund — In the Principal Investment Strategies subsection, the third sentence of the fifth paragraph is deleted and replaced with the following:

This portion of the Fund also may invest up to 20% of its assets in non-investment grade securities (high yield/high risk, sometimes called “junk bonds”) that are rated lower than Baa by Moody’s or equivalently rated by S&P or Fitch, or if unrated, are of comparable quality as determined by the sub-adviser.

In addition, the first sentence of the twelfth paragraph is deleted and replaced with the following:

Generally, Western Asset expects the weighted average duration for its portion of the Fund to be within a range of 30% of the duration of the domestic bond market as a whole (as measured by the Fund’s broad-based market index).

PF Emerging Markets Debt Fund— In the Principal Investment Strategies subsection, the following sentence is added in the second paragraph after the third sentence.

The Fund may also invest in frontier markets.

In addition, the following risk is added alphabetically to the Principal Risks subsection:

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•                  Frontier Markets Risk

PF Comstock Fund — In the Principal Investment Strategies subsection, the second paragraph is deleted and replaced with the following:

The Fund may invest up to 25% of its assets in securities of foreign issuers, including ADRs, EDRs and GDRs.

In addition, the following risk is removed from the Principal Risks subsection.

•                  Emerging Markets Risk

PF Global Absolute Return Fund— In the Principal Investment Strategies subsection, the following sentence is added at the end of the first paragraph.

The Fund may also invest in frontier markets.

In addition, the following risk is added alphabetically to the Principal Risks subsection:

•                  Frontier Markets Risk

Additional Risk Information — The following new risk is added alphabetically to the Additional Risk Information subsection:

•                  Frontier Markets Risk: Frontier markets are those emerging markets considered by the Fund to be among the smallest and least mature investment markets. Investments in frontier markets generally are less liquid and subject to greater price volatility than investments in emerging markets. This is due to, among other things, smaller economies, less developed capital markets, more market volatility, lower trading volume, greater political or economic instability, less robust regulatory agencies, and more governmental limitations on foreign investments such as trade barriers than typically found in emerging or developed markets.

Disclosure Changes to the Other Fund Information section

Effective June 1, 2018, in the Dividends and Distributions subsection, the second sentence will be deleted and replaced with the following:

Dividends on net investment income, if any, are generally declared and paid monthly (other than Pacific Funds Floating Rate Income, which are declared daily and paid monthly) and realized capital gains, if any, are distributed at least annually for Pacific Funds Core Income, Pacific Funds Floating Rate Income and Pacific Funds High Income, although distributions could occur more or less frequently if they are advantageous to the specific Fund and its shareholders.

Disclosure Changes to the About Management section

In the table for AQR Capital Management, LLC, information regarding Hoon Kim, CFA is deleted.

In the table for Lord, Abbett & Co. LLC, information regarding Arthur K. Weise, CFA is deleted.

3

In the table for Western Asset Management Company, information regarding Michael C. Buchanan, CFA, Carl L. Eichstaedt, CFA and Chia-Liang Lian, CFA is deleted and the following is added to the subsection for the PF Managed Bond Fund:

John L. Bellows, CFA	Portfolio manager of Western Asset since 2012. He began his investment career in 2009 and has a BA from Dartmouth College and a PhD from the University of California, Berkeley.

Frederick R. Marki, CFA	Portfolio manager of Western since 2005. He began his investment career in 1983 and has a BS from the Massachusetts Institute of Technology.

Julien A. Scholnick, CFA	Portfolio manager of Western Asset since 2003. He began his investment career in 1997 and has a BA from the University of California, Los Angeles and an MBA from Cornell University.

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SUPPLEMENT DATED MAY 30, 2018

TO THE PROSPECTUS DATED AUGUST 1, 2017

FOR PACIFIC FUNDS CLASS S AND CLASS P SHARES

This supplement revises the Pacific Funds Class S and P Class shares prospectus dated August 1, 2017, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The change described in this supplement is currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Other Fund Information section

In the Unclaimed Property subsection of the Document Delivery subsection, the following is added after the first paragraph as a new paragraph:

If you are a resident of the state of Texas, you have the right to designate a representative for the purposes of receiving notices if your account has been determined to be abandoned. Please contact the Trust or its transfer agent if you wish to complete a Texas designation of representation form.

SUPPLEMENT DATED MAY 30, 2018

TO THE PACIFIC FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Dated November 28, 2017 for the PF Multi-Asset Fund and PF Multi-Fixed Income Fund

and Dated August 1, 2017 for all other Funds

This supplement revises the Pacific Funds Statement of Additional Information dated November 28, 2017 for the PF Multi-Asset Fund and PF Multi-Fixed Income Fund and dated August 1, 2017 for all other Funds, as supplemented (the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS

In the PF Comstock Fund section, the first sentence of the first paragraph is deleted and replaced with the following:

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: small-capitalization companies; emerging market securities; commercial paper; certificates of deposit; repurchase agreements; or other short-term debt obligations.

In the PF Multi-Asset Fund section, the following is added to the end of the paragraph:

The Fund may also buy or sell total return swaps (as described in the Prospectus) that results in emerging markets exposure or small-capitalization equity exposure of up to 5% each of its assets.

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section, under AQR’s portion of the table, all information regarding Hoon Kim is deleted. In addition, under Lord Abbett’s portion of the table, all information regarding Arthur K. Weise is deleted.

Also in the Other Accounts Managed section, under Western Asset’s portion of the table, all information regarding Michael C. Buchanan, Carl L. Eichstaedt and Chia-Liang Lian is deleted and the following is added:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
Western Asset
John L. Bellows(3)
Registered Investment Companies	5	$1,573,674,952	None	N/A
Other Pooled Investment Vehicles	30	$15,933,997,957	1	$134,843,987
Other Accounts	165	$45,712,121,790	6	$3,193,499,406

Frederick R. Marki(3)
Registered Investment Companies	6	$4,816,366,530	None	N/A
Other Pooled Investment Vehicles	34	$17,459,137,834	3	$2,171,083,808
Other Accounts	176	$52,277,324,559	7	$3,749,851,284

Julien A. Scholnick(3)
Registered Investment Companies	11	$43,463,366,898	None	N/A
Other Pooled Investment Vehicles	29	$17,411,511,181	1	$134,843,987
Other Accounts	161	$44,633,913,734	6	$3,193,499,406

(3) Other Accounts Managed information as of March 31, 2018.